Accounting Changes	12 Months Ended
Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Accounting Changes
NOTE 2	Accounting Changes

Stock-Based Compensation Effective January 1, 2017, the Company adopted accounting guidance, issued by the Financial Accounting Standards Board (“FASB”) in March 2016, simplifying the accounting for stock-based compensation awards issued to employees. The guidance requires all excess tax benefits and deficiencies that pertain to stock-based compensation awards to be recognized within income tax expense instead of within capital surplus. The adoption of this guidance did not have a material impact on the Company’s financial statements.

Revenue Recognition Effective January 1, 2018, the Company adopted accounting guidance, issued by the FASB in May 2014, clarifying the principles for recognizing revenue from certain contracts with customers. The guidance does not apply to revenue associated with financial instruments, such as loans and securities. The adoption of this guidance will not be material to the Company’s financial statements.

Financial Instruments — Hedge Accounting Effective January 1, 2018, the Company adopted accounting guidance, issued by the FASB in August 2017, related to hedge accounting. This guidance makes targeted changes to the hedge accounting model to simplify the application of hedge accounting and more closely align financial reporting to an entity’s risk management activities. This guidance expands risk management strategies that qualify for hedge accounting, simplifies certain effectiveness assessment requirements, eliminates separate measurement and reporting of ineffectiveness and changes certain presentation and disclosure requirements for hedge accounting activities. The adoption of this guidance will not be material to the Company’s financial statements.

Accounting for Leases In February 2016, the FASB issued accounting guidance, effective for the Company on January 1, 2019, related to the accounting for leases. This guidance requires lessees to recognize all leases on the Consolidated Balance Sheet as lease assets and lease liabilities based primarily on the present value of future lease payments. Lessor accounting is largely unchanged. A modified retrospective approach is required at adoption which requires all prior periods presented in the financial statements to be restated, with a cumulative effect adjustment to retained earnings as of the beginning of the earliest period presented. This guidance also requires additional disclosures regarding leasing arrangements. The Company expects the adoption of this guidance will not be material to its financial statements.

Financial Instruments—Credit Losses In June 2016, the FASB issued accounting guidance, effective for the Company no later than January 1, 2020, related to the impairment of financial instruments. This guidance changes existing impairment recognition to a model that is based on expected losses rather than incurred losses, which is intended to result in more timely recognition of credit losses. This guidance is also intended to reduce the complexity of current accounting guidance by decreasing the number of credit impairment models that entities use to account for debt instruments. A modified retrospective approach is required at adoption with a cumulative effect adjustment to retained earnings as of the adoption date. The guidance also requires additional credit quality disclosures for loans. The Company is currently evaluating the impact of this guidance on its financial statements, and expects its allowance for credit losses to increase upon adoption. The extent of this increase will continue to be evaluated and will depend on economic conditions and the composition of the Company’s loan portfolio at the time of adoption.